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C000203110
Account Value [Line Items]
Line Graph and Table Measure Name													Class A
Accumulated Value	$ 9,425	$ 9,116	$ 8,940	$ 9,236	$ 9,884	$ 9,751	$ 9,991	$ 10,181	$ 10,538	$ 10,552	$ 10,609	$ 10,366		$ 10,666	$ 10,864	$ 10,991	$ 11,524	$ 11,607	$ 11,613	$ 11,740	$ 11,842	$ 11,885	$ 12,014	$ 12,325	$ 12,493	$ 12,911	$ 12,956	$ 13,575	$ 12,960	$ 12,859	$ 12,629	$ 12,665	$ 12,796	$ 13,451	$ 13,724	$ 13,762	$ 13,191	$ 13,807	$ 12,538	$ 13,512	$ 14,045	$ 14,106	$ 14,424	$ 13,595	$ 14,461	$ 14,508	$ 14,071	$ 14,745	$ 15,256	$ 15,814	$ 16,228	$ 15,458	$ 13,831	$ 11,600	$ 12,929	$ 13,091	$ 13,010	$ 13,275	$ 13,732	$ 13,303	$ 12,841	$ 14,299	$ 14,690	$ 14,696	$ 14,982	$ 16,087	$ 16,273	$ 16,701	$ 16,632	$ 16,738	$ 17,013	$ 16,262	$ 16,518	$ 16,086	$ 17,532	$ 17,555	$ 17,250	$ 17,510	$ 17,322	$ 17,756	$ 16,666	$ 17,158	$ 16,743	$ 15,476	$ 17,172	$ 18,283	$ 17,737	$ 18,166	$ 17,733	$ 17,698	$ 17,796	$ 16,984	$ 17,809	$ 18,395	$ 18,086	$ 17,658	$ 16,996	$ 17,810	$ 18,683	$ 18,837	$ 19,095	$ 20,416	$ 19,554	$ 19,694	$ 19,654	$ 20,718	$ 21,473	$ 21,570	$ 21,474	$ 22,590	$ 21,195	$ 21,554	$ 22,059	$ 21,646	$ 20,274	$ 20,337	$ 20,544	$ 20,774	$ 21,715	$ 21,360	$ 20,882	$ 21,723
C000203111
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	9,666	9,475	9,784	10,463	10,317	10,562	10,758	11,130	11,137	11,187	10,926		11,234	11,436	11,562	12,116	12,194	12,192	12,320	12,416	12,456	12,583	12,899	13,069	13,495	13,535	14,172	13,521	13,409	13,158	13,189	13,315	13,989	14,264	14,299	13,695	14,332	13,005	14,005	14,548	14,600	14,922	14,061	14,954	15,000	14,539	15,222	15,737	16,303	16,716	15,913	14,229	11,925	13,285	13,440	13,348	13,612	14,070	13,622	13,142	14,626	15,015	15,010	15,294	16,408	16,586	17,012	16,929	17,025	17,294	16,520	16,769	16,319	17,776	17,783	17,467	17,714	17,514	17,938	16,827	17,312	16,882	15,592	17,292	18,398	17,837	18,259	17,813	17,765	17,854	17,027	17,844	18,418	18,099	17,659	16,984	17,790	18,649	18,789	19,036	20,340	19,469	19,595	19,539	20,581	21,320	21,401	21,292	22,383	20,986	21,331	21,816	21,393	20,027	20,074	20,267	20,482	21,394	21,032	20,544	21,362
C000203114
Account Value [Line Items]
Line Graph and Table Measure Name													Class S
Accumulated Value	10,000	9,674	9,491	9,808	10,498	10,358	10,614	10,820	11,202	11,218	11,279	11,026		11,345	11,561	11,697	12,268	12,358	12,365	12,508	12,615	12,665	12,805	13,137	13,322	13,769	13,821	14,484	13,830	13,726	13,480	13,523	13,664	14,369	14,663	14,705	14,097	14,756	13,403	14,448	15,020	15,088	15,432	14,547	15,477	15,531	15,067	15,791	16,341	16,942	17,384	16,562	14,824	12,435	13,860	14,036	13,951	14,239	14,732	14,273	13,780	15,345	15,766	15,776	16,083	17,274	17,474	17,937	17,865	17,982	18,281	17,478	17,757	17,294	18,856	18,880	18,556	18,837	18,638	19,109	17,941	18,470	18,031	16,667	18,499	19,699	19,113	19,583	19,117	19,082	19,195	18,322	19,216	19,848	19,523	19,061	18,352	19,236	20,183	20,349	20,632	22,068	21,140	21,292	21,253	22,408	23,229	23,342	23,243	24,455	22,950	23,343	23,894	23,451	21,969	22,041	22,269	22,526	23,547	23,169	22,655	23,571
C000203116
Account Value [Line Items]
Line Graph and Table Measure Name													Institutional Class
Accumulated Value	1,000,000	967,382	948,929	980,760	1,049,744	1,035,828	1,061,340	1,081,941	1,120,182	1,121,814	1,127,924	1,102,609		1,134,487	1,156,046	1,169,713	1,226,738	1,235,788	1,236,735	1,250,706	1,261,639	1,266,639	1,280,686	1,313,916	1,332,334	1,377,064	1,382,225	1,448,538	1,383,186	1,372,837	1,348,197	1,352,545	1,366,683	1,437,118	1,466,506	1,470,803	1,410,069	1,476,414	1,341,223	1,445,723	1,502,969	1,509,959	1,544,302	1,455,793	1,549,017	1,554,631	1,508,312	1,580,652	1,635,955	1,696,055	1,740,665	1,658,388	1,484,204	1,245,156	1,388,308	1,405,651	1,397,411	1,426,205	1,475,522	1,429,901	1,380,552	1,537,545	1,579,706	1,580,949	1,612,021	1,731,306	1,751,342	1,797,991	1,790,885	1,802,557	1,832,842	1,752,163	1,780,408	1,733,756	1,890,276	1,893,015	1,860,489	1,889,014	1,869,028	1,916,236	1,799,078	1,852,491	1,808,442	1,672,003	1,855,955	1,976,608	1,917,854	1,964,951	1,918,584	1,915,046	1,926,080	1,838,547	1,928,192	1,991,970	1,959,339	1,913,128	1,841,731	1,930,697	2,025,462	2,042,561	2,070,930	2,214,762	2,121,665	2,137,311	2,133,521	2,249,400	2,332,171	2,343,367	2,333,440	2,454,956	2,303,815	2,343,748	2,398,550	2,354,344	2,205,622	2,212,887	2,236,175	2,261,561	2,364,399	2,326,331	2,274,268	2,366,679
DWS Index: Russell 1000® Index
Account Value [Line Items]
Accumulated Value	10,000	9,820	9,292	9,288	9,935	9,989	10,164	10,187	10,575	10,589	10,598	10,391		10,801	11,004	11,225	11,660	11,667	11,790	11,941	12,024	12,262	12,301	12,563	12,851	13,243	13,390	14,125	13,607	13,298	13,343	13,684	13,772	14,247	14,738	14,794	13,747	14,027	12,750	13,818	14,286	14,535	15,122	14,158	15,152	15,387	15,105	15,367	15,693	16,286	16,756	16,774	15,404	13,368	15,135	15,933	16,285	17,239	18,504	17,828	17,398	19,447	20,269	20,102	20,685	21,467	22,623	22,730	23,300	23,784	24,472	23,348	24,968	24,633	25,631	24,186	23,522	24,316	22,149	22,115	20,263	22,150	21,300	19,329	20,879	22,008	20,729	22,118	21,592	22,275	22,551	22,656	24,186	25,018	24,580	23,425	22,859	24,994	26,228	26,594	28,030	28,928	27,697	29,002	29,961	30,397	31,118	31,783	31,561	33,593	32,657	33,696	33,107	31,191	31,005	32,984	34,655	35,425	36,170	37,424	38,232	38,325
DWS Index: Russell 1000® Index
Account Value [Line Items]
Accumulated Value	10,000	9,820	9,292	9,288	9,935	9,989	10,164	10,187	10,575	10,589	10,598	10,391		10,801	11,004	11,225	11,660	11,667	11,790	11,941	12,024	12,262	12,301	12,563	12,851	13,243	13,390	14,125	13,607	13,298	13,343	13,684	13,772	14,247	14,738	14,794	13,747	14,027	12,750	13,818	14,286	14,535	15,122	14,158	15,152	15,387	15,105	15,367	15,693	16,286	16,756	16,774	15,404	13,368	15,135	15,933	16,285	17,239	18,504	17,828	17,398	19,447	20,269	20,102	20,685	21,467	22,623	22,730	23,300	23,784	24,472	23,348	24,968	24,633	25,631	24,186	23,522	24,316	22,149	22,115	20,263	22,150	21,300	19,329	20,879	22,008	20,729	22,118	21,592	22,275	22,551	22,656	24,186	25,018	24,580	23,425	22,859	24,994	26,228	26,594	28,030	28,928	27,697	29,002	29,961	30,397	31,118	31,783	31,561	33,593	32,657	33,696	33,107	31,191	31,005	32,984	34,655	35,425	36,170	37,424	38,232	38,325
DWS Index: Russell 1000® Index
Account Value [Line Items]
Accumulated Value	10,000	9,820	9,292	9,288	9,935	9,989	10,164	10,187	10,575	10,589	10,598	10,391		10,801	11,004	11,225	11,660	11,667	11,790	11,941	12,024	12,262	12,301	12,563	12,851	13,243	13,390	14,125	13,607	13,298	13,343	13,684	13,772	14,247	14,738	14,794	13,747	14,027	12,750	13,818	14,286	14,535	15,122	14,158	15,152	15,387	15,105	15,367	15,693	16,286	16,756	16,774	15,404	13,368	15,135	15,933	16,285	17,239	18,504	17,828	17,398	19,447	20,269	20,102	20,685	21,467	22,623	22,730	23,300	23,784	24,472	23,348	24,968	24,633	25,631	24,186	23,522	24,316	22,149	22,115	20,263	22,150	21,300	19,329	20,879	22,008	20,729	22,118	21,592	22,275	22,551	22,656	24,186	25,018	24,580	23,425	22,859	24,994	26,228	26,594	28,030	28,928	27,697	29,002	29,961	30,397	31,118	31,783	31,561	33,593	32,657	33,696	33,107	31,191	31,005	32,984	34,655	35,425	36,170	37,424	38,232	38,325
DWS Index: Russell 1000® Index
Account Value [Line Items]
Accumulated Value	1,000,000	982,010	929,154	928,835	993,538	998,941	1,016,434	1,018,736	1,057,544	1,058,949	1,059,787	1,039,121		1,080,087	1,100,378	1,122,505	1,165,955	1,166,692	1,179,027	1,194,074	1,202,411	1,226,223	1,230,059	1,256,253	1,285,066	1,324,255	1,339,018	1,412,521	1,360,663	1,329,779	1,334,299	1,368,358	1,377,207	1,424,736	1,473,829	1,479,425	1,374,736	1,402,713	1,274,958	1,381,804	1,428,590	1,453,461	1,512,158	1,415,797	1,515,192	1,538,723	1,510,540	1,536,723	1,569,292	1,628,598	1,675,630	1,677,439	1,540,363	1,336,805	1,513,454	1,593,306	1,628,540	1,723,901	1,850,430	1,782,801	1,739,809	1,944,684	2,026,897	2,010,204	2,068,461	2,146,738	2,262,298	2,273,037	2,329,993	2,378,396	2,447,232	2,334,821	2,496,828	2,463,334	2,563,112	2,418,603	2,352,233	2,431,610	2,214,855	2,211,488	2,026,276	2,215,002	2,129,954	1,932,875	2,087,892	2,200,842	2,072,867	2,211,842	2,159,210	2,227,513	2,255,114	2,265,618	2,418,633	2,501,806	2,458,042	2,342,523	2,285,906	2,499,399	2,622,784	2,659,361	2,802,970	2,892,825	2,769,729	2,900,155	2,996,141	3,039,743	3,111,795	3,178,331	3,156,123	3,359,311	3,265,654	3,369,605	3,310,667	3,119,067	3,100,504	3,298,432	3,465,469	3,542,477	3,617,038	3,742,431	3,823,198	3,832,517
DWS Index: Russell 1000® Value Index
Account Value [Line Items]
Accumulated Value	10,000	9,785	9,279	9,277	9,945	10,154	10,312	10,401	10,703	10,786	10,763	10,597		11,202	11,482	11,564	11,979	11,857	11,835	11,823	12,016	12,176	12,034	12,391	12,481	12,863	13,051	13,555	12,908	12,681	12,723	12,798	12,830	13,338	13,535	13,562	12,859	13,243	11,972	12,904	13,316	13,400	13,876	12,984	13,916	14,031	13,618	14,104	14,301	14,744	15,149	14,823	13,388	11,100	12,348	12,771	12,686	13,188	13,733	13,396	13,219	14,998	15,573	15,430	16,363	17,325	18,018	18,439	18,228	18,373	18,738	18,086	19,004	18,334	19,491	19,037	18,816	19,347	18,256	18,611	16,985	18,111	17,571	16,030	17,674	18,779	18,022	18,955	18,287	18,203	18,477	17,765	18,945	19,611	19,081	18,345	17,698	19,033	20,087	20,108	20,850	21,892	20,957	21,621	21,418	22,513	23,117	23,438	23,180	24,660	22,974	24,037	24,134	23,464	22,749	23,548	24,353	24,493	25,273	25,651	25,764	26,448
DWS Index: Russell 1000® Value Index
Account Value [Line Items]
Accumulated Value	10,000	9,785	9,279	9,277	9,945	10,154	10,312	10,401	10,703	10,786	10,763	10,597		11,202	11,482	11,564	11,979	11,857	11,835	11,823	12,016	12,176	12,034	12,391	12,481	12,863	13,051	13,555	12,908	12,681	12,723	12,798	12,830	13,338	13,535	13,562	12,859	13,243	11,972	12,904	13,316	13,400	13,876	12,984	13,916	14,031	13,618	14,104	14,301	14,744	15,149	14,823	13,388	11,100	12,348	12,771	12,686	13,188	13,733	13,396	13,219	14,998	15,573	15,430	16,363	17,325	18,018	18,439	18,228	18,373	18,738	18,086	19,004	18,334	19,491	19,037	18,816	19,347	18,256	18,611	16,985	18,111	17,571	16,030	17,674	18,779	18,022	18,955	18,287	18,203	18,477	17,765	18,945	19,611	19,081	18,345	17,698	19,033	20,087	20,108	20,850	21,892	20,957	21,621	21,418	22,513	23,117	23,438	23,180	24,660	22,974	24,037	24,134	23,464	22,749	23,548	24,353	24,493	25,273	25,651	25,764	26,448
DWS Index: Russell 1000® Value Index
Account Value [Line Items]
Accumulated Value	10,000	9,785	9,279	9,277	9,945	10,154	10,312	10,401	10,703	10,786	10,763	10,597		11,202	11,482	11,564	11,979	11,857	11,835	11,823	12,016	12,176	12,034	12,391	12,481	12,863	13,051	13,555	12,908	12,681	12,723	12,798	12,830	13,338	13,535	13,562	12,859	13,243	11,972	12,904	13,316	13,400	13,876	12,984	13,916	14,031	13,618	14,104	14,301	14,744	15,149	14,823	13,388	11,100	12,348	12,771	12,686	13,188	13,733	13,396	13,219	14,998	15,573	15,430	16,363	17,325	18,018	18,439	18,228	18,373	18,738	18,086	19,004	18,334	19,491	19,037	18,816	19,347	18,256	18,611	16,985	18,111	17,571	16,030	17,674	18,779	18,022	18,955	18,287	18,203	18,477	17,765	18,945	19,611	19,081	18,345	17,698	19,033	20,087	20,108	20,850	21,892	20,957	21,621	21,418	22,513	23,117	23,438	23,180	24,660	22,974	24,037	24,134	23,464	22,749	23,548	24,353	24,493	25,273	25,651	25,764	26,448
DWS Index: Russell 1000® Value Index
Account Value [Line Items]
Accumulated Value	$ 1,000,000	$ 978,494	$ 927,933	$ 927,699	$ 994,526	$ 1,015,417	$ 1,031,189	$ 1,040,106	$ 1,070,306	$ 1,078,558	$ 1,076,310	$ 1,059,652		$ 1,120,174	$ 1,148,170	$ 1,156,350	$ 1,197,902	$ 1,185,699	$ 1,183,474	$ 1,182,314	$ 1,201,642	$ 1,217,612	$ 1,203,429	$ 1,239,072	$ 1,248,068	$ 1,286,286	$ 1,305,062	$ 1,355,518	$ 1,290,791	$ 1,268,085	$ 1,272,271	$ 1,279,823	$ 1,282,993	$ 1,333,773	$ 1,353,487	$ 1,356,171	$ 1,285,947	$ 1,324,339	$ 1,197,169	$ 1,290,350	$ 1,331,579	$ 1,340,045	$ 1,387,578	$ 1,298,361	$ 1,391,563	$ 1,403,098	$ 1,361,840	$ 1,410,427	$ 1,430,142	$ 1,474,357	$ 1,514,915	$ 1,482,324	$ 1,338,766	$ 1,109,978	$ 1,234,764	$ 1,277,077	$ 1,268,600	$ 1,318,752	$ 1,373,282	$ 1,339,550	$ 1,321,945	$ 1,499,765	$ 1,557,265	$ 1,543,003	$ 1,636,251	$ 1,732,535	$ 1,801,821	$ 1,843,883	$ 1,822,768	$ 1,837,336	$ 1,873,773	$ 1,808,551	$ 1,900,385	$ 1,833,415	$ 1,949,078	$ 1,903,676	$ 1,881,585	$ 1,934,700	$ 1,825,576	$ 1,861,064	$ 1,698,459	$ 1,811,088	$ 1,757,126	$ 1,603,049	$ 1,767,410	$ 1,877,858	$ 1,802,158	$ 1,895,546	$ 1,828,711	$ 1,820,289	$ 1,847,715	$ 1,776,452	$ 1,894,457	$ 1,961,075	$ 1,908,133	$ 1,834,499	$ 1,769,774	$ 1,903,303	$ 2,008,732	$ 2,010,812	$ 2,084,990	$ 2,189,229	$ 2,095,715	$ 2,162,149	$ 2,141,811	$ 2,251,304	$ 2,311,695	$ 2,343,781	$ 2,317,986	$ 2,466,010	$ 2,297,353	$ 2,403,686	$ 2,413,446	$ 2,346,419	$ 2,274,903	$ 2,354,787	$ 2,435,280	$ 2,449,263	$ 2,527,322	$ 2,565,074	$ 2,576,400	$ 2,644,838